10. Financial Instruments (Details - Financial instruments) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of offsetting of financial liabilities [line items]
Cash and cash equivalents	$ 107,983	$ 58,143	$ 55,393	$ 134,574
Trade and other receivables	232,307	407,010	900,077
Financial assets	340,290	465,153	955,470
Loans and borrowings and notes payable	19,240,324	22,584,601	25,317,163
Derivatives financial liabilities	476,572	1,859,700	794,235
Level 1 Of Fair Value Hierarchy [Member] | Convertible Promissory Notes [Member]
Disclosure of offsetting of financial liabilities [line items]
Total financial liabilities	0	0	0
Level 2 Of Fair Value Hierarchy [Member] | Convertible Promissory Notes [Member]
Disclosure of offsetting of financial liabilities [line items]
Total financial liabilities	476,572	1,859,700	794,235
Level 3 of fair value hierarchy [Member] | Convertible Promissory Notes [Member]
Disclosure of offsetting of financial liabilities [line items]
Total financial liabilities	0	0	0
Financial liabilities at fair value, class [Member]
Disclosure of offsetting of financial liabilities [line items]
Trade and other payables	0	0	0
Loans and borrowings and notes payable	0	0	0
Derivatives financial liabilities	476,572	1,859,700	794,235
Total financial liabilities	476,572	1,859,700	794,235
Financial Liabilities At Amortised Cost [Member]
Disclosure of offsetting of financial liabilities [line items]
Trade and other payables	6,102,039	6,409,094	5,994,904
Loans and borrowings and notes payable	23,605,780	26,572,080	27,802,729
Derivatives financial liabilities	0	0	0
Total financial liabilities	$ 29,707,819	$ 32,981,174	$ 33,797,633